UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6001

                      Oppenheimer Global Opportunities Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                 SHARES          VALUE
                                                              -----------   --------------
COMMON STOCKS--98.4%
CONSUMER DISCRETIONARY--6.0%
HOTELS, RESTAURANTS & LEISURE--0.5%
JD Wetherspoon plc                                              2,000,000   $    9,118,218
                                                                            --------------
HOUSEHOLD DURABLES--1.3%
iRobot Corp.(1, 2)                                              2,500,000       22,575,000
                                                                            --------------
INTERNET & CATALOG RETAIL--1.4%
Amazon.com, Inc.(2)                                               500,000       25,640,000
                                                                            --------------
MEDIA--1.4%
Cablevision Systems Corp. New York Group, Cl. A                 1,000,000       16,840,000
Toei Animation Co. Ltd.                                           378,960        7,174,435
                                                                            --------------
                                                                                24,014,435
                                                                            --------------
SPECIALTY RETAIL--0.2%
Hennes & Mauritz AB, Cl. B                                        100,000        3,947,615
                                                                            --------------
TEXTILES, APPAREL & LUXURY GOODS--1.2%
Bijou Brigitte Modische Accessoires AG                             80,000        9,394,964
Swatch Group AG (The), Cl. B                                       90,000       12,549,885
                                                                            --------------
                                                                                21,944,849
                                                                            --------------
CONSUMER STAPLES--1.0%
FOOD PRODUCTS--1.0%
Cermaq ASA                                                      2,000,000        7,736,587
Thorntons plc(1)                                                6,874,640       10,026,662
                                                                            --------------
                                                                                17,763,249
                                                                            --------------
ENERGY--4.7%
ENERGY EQUIPMENT & SERVICES--1.8%
John Wood Group plc                                             3,000,000        8,301,474
SBM Offshore NV                                                   600,000        7,900,108
Seadrill Ltd.                                                   2,000,000       16,430,904
                                                                            --------------
                                                                                32,632,486
                                                                            --------------
OIL, GAS & CONSUMABLE FUELS--2.9%
Etablissements Maurel et Prom                                     600,000        6,915,691
Peabody Energy Corp.                                              800,000       18,200,000
Premier Oil plc(2)                                                400,000        5,781,929
Salamander Energy plc(2)                                        2,000,000        3,659,741
SOCO International plc(2)                                         400,000        6,430,865
Verenium Corp.(1, 2)                                           11,798,328       10,382,529
                                                                            --------------
                                                                                51,370,755
                                                                            --------------
FINANCIALS--0.9%
CAPITAL MARKETS--0.5%
IP Group plc(2)                                                11,305,448        8,904,058
                                                                            --------------
REAL ESTATE INVESTMENT TRUSTS--0.4%
Great Portland Estates plc                                      1,999,910        7,621,186
                                                                            --------------
HEALTH CARE--23.2%
BIOTECHNOLOGY--12.0%
Alnylam Pharmaceuticals, Inc.(2)                                1,200,000       29,676,000
Arena Pharmaceuticals, Inc.(1, 2)                               6,000,000       25,020,000
Biotest AG                                                        200,000       15,360,346
Cepheid, Inc.(1, 2)                                             3,500,000       36,330,000


                    1 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                 SHARES          VALUE
                                                              -----------   --------------
BIOTECHNOLOGY CONTINUED
Enzon Pharmaceuticals, Inc.(2)                                  2,000,000   $   11,660,000
Isis Pharmaceuticals, Inc.(2)                                   3,000,000       42,540,000
NeuroSearch AS(2)                                                 400,000       10,399,120
Novavax, Inc.(1, 2)                                             6,558,112       12,394,832
Rigel Pharmaceuticals, Inc.(1, 2)                               3,500,000       28,000,000
Telik, Inc.(1, 2)                                              10,463,730        3,976,217
Vermillion, Inc.(1, 2)                                            198,642           53,633
Vermillion, Inc., Legend Shares(1, 2)                             434,350          117,275
                                                                            --------------
                                                                               215,527,423
                                                                            --------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.9%
Carl Zeiss Meditec AG                                           2,291,548       27,888,296
Intuitive Surgical, Inc.(2)                                       200,000       25,398,000
                                                                            --------------
                                                                                53,286,296
                                                                            --------------
LIFE SCIENCES TOOLS & SERVICES--8.3%
Luminex Corp.(2)                                                1,200,000       25,632,000
MorphoSys AG(2)                                                   600,000       15,542,345
Nektar Therapeutics(1, 2)                                      18,114,206      100,714,985
Tecan Group AG                                                    200,000        7,382,522
                                                                            --------------
                                                                               149,271,852
                                                                            --------------
INDUSTRIALS--16.7%
COMMERCIAL SERVICES & SUPPLIES--1.3%
Hays plc                                                        6,000,000        6,136,140
Monster Worldwide, Inc.(2)                                      1,500,000       18,135,000
                                                                            --------------
                                                                                24,271,140
                                                                            --------------
CONSTRUCTION & ENGINEERING--1.1%
Chicago Bridge & Iron Co. NV                                    2,000,000       20,100,000
ELECTRICAL EQUIPMENT--9.9%
ABB Ltd.                                                        2,500,000       37,620,139
American Superconductor Corp.(2)                                1,300,000       21,203,000
Carbone-Lorraine SA                                               200,000        5,015,855
II-VI, Inc.(2)                                                    500,000        9,545,000
Polypore International, Inc.(2)                                 1,976,950       14,945,742
Saft Groupe SA(1)                                               1,690,180       45,881,218
Schneider Electric SA                                             223,529       16,776,690
Shanghai Electric Group Co. Ltd.(2)                            40,000,000       16,386,276
Vacon Oyj                                                         400,000       10,331,235
                                                                            --------------
                                                                               177,705,155
                                                                            --------------
MACHINERY--4.1%
Invensys plc(2)                                                 4,000,000       10,223,000
Krones AG                                                         340,002       15,269,258
KUKA AG(1)                                                      1,361,000       25,161,600
NGK Insulators Ltd.                                             2,000,000       22,491,756
                                                                            --------------
                                                                                73,145,614
                                                                            --------------
TRANSPORTATION INFRASTRUCTURE--0.3%
Ansaldo STS SpA                                                   400,000        5,662,736


                    2 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                 SHARES          VALUE
                                                              -----------   --------------
INFORMATION TECHNOLOGY--36.6%
COMMUNICATIONS EQUIPMENT--1.0%
Cisco Systems, Inc.(2)                                          1,000,000   $   16,300,000
Finisar Corp.(2)                                                6,325,988        2,403,875
                                                                            --------------
                                                                                18,703,875
                                                                            --------------
COMPUTERS & PERIPHERALS--1.8%
Gemalto NV(2)                                                     850,000       21,414,145
Lenovo Group Ltd.                                              40,000,000       10,976,790
                                                                            --------------
                                                                                32,390,935
                                                                            --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--7.5%
Cognex Corp.                                                    1,600,000       23,680,000
Electrocomponents plc                                          17,000,000       35,257,060
Hirose Electric Co.                                               200,000       20,176,642
Jenoptik AG(2)                                                  2,000,000       14,138,051
Keyence Corp.                                                     200,000       40,919,627
                                                                            --------------
                                                                               134,171,380
                                                                            --------------
INTERNET SOFTWARE & SERVICES--0.0%
Blinkx plc(2)                                                   4,503,519          853,890
                                                                            --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--22.0%
Advanced Micro Devices, Inc.(1, 2)                             79,000,000      170,640,000
Aixtron AG                                                      4,499,969       30,805,174
Applied Materials, Inc.                                         4,000,000       40,520,000
Cree, Inc.(2)                                                   3,033,100       48,135,297
Epistar Corp.                                                  15,000,000       13,646,713
FEI Co.(2)                                                      1,500,000       28,290,000
Rambus, Inc.(2)                                                 4,000,000       63,680,000
                                                                            --------------
                                                                               395,717,184
                                                                            --------------
SOFTWARE--4.3%
Autonomy Corp. plc(2)                                           3,500,000       48,869,538
Misys plc                                                       4,000,000        5,829,601
Novell, Inc.(2)                                                 4,000,000       15,560,000
Parametric Technology Corp.(2)                                    600,000        7,590,000
                                                                            --------------
                                                                                77,849,139
                                                                            --------------
MATERIALS--9.3%
CHEMICALS--8.8%
Kuraray Co. Ltd.                                                4,000,000       31,115,410
Monsanto Co.                                                      100,000        7,035,000
Novozymes AS, B Shares                                            700,000       56,038,600
Quimica Minera Chile SA, Sponsored ADR, B Shares                2,000,000       48,780,000
Toray Industries, Inc.                                          3,000,000       15,265,224
                                                                            --------------
                                                                               158,234,234
                                                                            --------------
METALS & MINING--0.5%
Stillwater Mining Co.(2)                                        2,000,000        9,880,000
                                                                            --------------
Total Common Stocks (Cost $3,074,658,422)                                    1,772,302,704


                    3 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                 UNITS          VALUE
                                                              -----------   --------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Vermillion, Inc. Wts., Strike Price $9.25, Exp.
   8/29/12(1, 2)
   (Cost $0)                                                   3,474,800   $       93,448

                                                               PRINCIPAL
                                                                 AMOUNT
                                                              -----------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.1%
Verenium Corp., 5.50% Cv. Sr. Unsec. Nts., 4/1/27(1)
(Cost $7,269,814)                                             $ 9,037,000        2,168,880

                                                                 SHARES
                                                              -----------
INVESTMENT COMPANY--1.6%
Oppenheimer Institutional Money Market Fund, Cl. E,
   1.96%(1, 3) (Cost $28,561,951)                              28,561,951       28,561,951
TOTAL INVESTMENTS, AT VALUE (COST $3,110,490,187)                   100.1%   1,803,126,983
                                                              -----------   --------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                (0.1)      (1,673,076)
                                                              -----------   --------------
NET ASSETS                                                          100.0%  $1,801,453,907
                                                              ===========   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS


                    4 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                                         SHARES/UNITS
                                                            SHARES/UNITS                                   PRINCIPAL
                                                          PRINCIPAL AMOUNT                                  AMOUNT
                                                            SEPTEMBER 30,       GROSS         GROSS      DECEMBER 31,
                                                                 2008         ADDITIONS     REDUCTIONS       2008
                                                          ----------------   -----------   -----------   ------------
Advanced Micro Devices, Inc.                                 44,000,000       35,000,000            --     79,000,000
Arena Pharmaceuticals, Inc.                                   5,000,000        1,000,000            --      6,000,000
Cepheid, Inc.                                                 3,500,000               --            --      3,500,000
Enzon Pharmaceuticals, Inc.(a)                                2,866,000               --       866,000      2,000,000
iRobot Corp.                                                  2,500,000               --            --      2,500,000
KUKA AG                                                       1,361,000               --            --      1,361,000
Nektar Therapeutics                                          18,114,206               --            --     18,114,206
NicOx SA                                                      4,143,784               --     4,143,784             --
Novavax, Inc.                                                 6,558,112               --            --      6,558,112
Oppenheimer Institutional Money Market Fund, Cl. E                   --      500,297,966   471,736,015     28,561,951
Rigel Pharmaceuticals, Inc.                                   2,491,811        1,008,189            --      3,500,000
Saft Groupe SA                                                1,690,180               --            --      1,690,180
Symyx Technologies, Inc.                                      2,182,450               --     2,182,450             --
Telik, Inc.                                                  10,463,730               --            --     10,463,730
Thorntons plc                                                 6,874,640               --            --      6,874,640
Verenium Corp.                                               11,798,328               --            --     11,798,328
Verenium Corp., 5.50% Cv. Sr. Unsec. Nts., 4/1/27             9,037,000               --            --      9,037,000
Vermillion, Inc.                                                198,642               --            --        198,642
Vermillion, Inc., Legend Shares                                 434,350               --            --        434,350
Vermillion, Inc. Wts., Strike Price $9.25, Exp. 8/29/12       3,474,800               --            --      3,474,800

                                                                                          REALIZED
                                                              VALUE          INCOME      GAIN (LOSS)
                                                          ------------     ----------   ------------
Advanced Micro Devices, Inc.                              $170,640,000     $       --   $         --
Arena Pharmaceuticals, Inc.                                 25,020,000             --             --
Cepheid, Inc.                                               36,330,000             --             --
Enzon Pharmaceuticals, Inc.(a)                                      --(b)          --     (3,841,691)
iRobot Corp.                                                22,575,000             --             --
KUKA AG                                                     25,161,600             --             --
Nektar Therapeutics                                        100,714,985             --             --
NicOx SA                                                            --             --     26,389,457
Novavax, Inc.                                               12,394,832             --             --
Oppenheimer Institutional Money Market Fund, Cl. E          28,561,951        449,199             --
Rigel Pharmaceuticals, Inc.                                 28,000,000             --             --
Saft Groupe SA                                              45,881,218             --             --
Symyx Technologies, Inc.                                            --             --    (31,885,099)
Telik, Inc.                                                  3,976,217             --             --
Thorntons plc                                               10,026,662        546,590             --
Verenium Corp.                                              10,382,529             --             --
Verenium Corp., 5.50% Cv. Sr. Unsec. Nts., 4/1/27            2,168,880        125,624             --
Vermillion, Inc.                                                53,633             --             --
Vermillion, Inc., Legend Shares                                117,275             --             --
Vermillion, Inc. Wts., Strike Price $9.25, Exp. 8/29/12         93,448             --             --
                                                          ------------     ----------   ------------
                                                          $522,098,230     $1,121,413   $ (9,337,333)
                                                          ============     ==========   ============

(a.) No longer an affiliate as of December 31, 2008.

(b.) The security is no longer an affiliate; therefore, the value has been excluded from this table.

(2.) Non-income producing security.


                    5 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

(3.) Rate shown is the 7-day yield as of December 31, 2008.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of December 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $1,049,919,946        $ --
Level 2--Other Significant Observable Inputs      753,207,037         160
Level 3--Significant Unobservable Inputs                   --          --
                                               --------------        ----
   Total                                       $1,803,126,983        $160
                                               ==============        ====

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                              CONTRACT
                               AMOUNT          EXPIRATION               UNREALIZED
CONTRACT DESCRIPTION   SELL    (000S)            DATES        VALUE    APPRECIATION
--------------------   ----   --------       -------------   -------   ------------
Japanese Yen (JPY)     Sell      4,906 JPY   1/5/09-1/7/09   $54,088       $160

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS        VALUE       PERCENT
-------------------   --------------   -------
United States         $  963,517,664     53.4%
United Kingdom           167,013,362      9.3
Germany                  153,560,034      8.5
Japan                    137,143,094      7.6
France                    96,003,599      5.3
Denmark                   66,437,720      3.7
Switzerland               57,552,546      3.2
Chile                     48,780,000      2.7
The Netherlands           28,000,108      1.6
Bermuda                   16,430,904      0.9
China                     16,386,276      0.9
Taiwan                    13,646,713      0.8
Hong Kong                 10,976,790      0.6
Finland                   10,331,235      0.6
Norway                     7,736,587      0.4
Italy                      5,662,736      0.3
Sweden                     3,947,615      0.2
                      --------------    -----
Total                 $1,803,126,983    100.0%
                      ==============    =====


                    6 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of


                    7 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.


                    8 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 3,119,831,515
                                 ===============
Gross unrealized appreciation    $   132,478,563
Gross unrealized depreciation     (1,449,183,095)
                                 ---------------
Net unrealized depreciation      $(1,316,704,532)
                                 ===============


                    9 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Opportunities Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/11/2009